Employee Defined Benefit Plans - Schedule of Net Defined Benefit Asset (Liability) (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Net defined benefit asset	$ 87.4	$ 75.0
Net defined benefit liability	(18.9)	(22.4)
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit asset	87.4	75.0
Net defined benefit liability	(1.5)	(6.4)
Total	$ 85.9	$ 68.6	$ 56.7